Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 157,378		$ 157,378		$ 101,560
Derivative liabilities	155,479		155,479		98,543
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	157,378		157,378		101,560
Derivative liabilities	155,479		155,479		$ 98,543
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses) excluding foreign currency translation, recognized in OCI	1	$ 6	30	$ 35
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	736	476	736	476
Derivative liabilities	$ 1,473	$ 1,265	$ 1,473	$ 1,265